Real Estate Facilities - Summary of Activity in Real Estate Facilities (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Real estate facilities
Real estate facilities, beginning balance	$ 512,513,507	$ 498,291,980	$ 514,006,885
Improvements and additions	15,698,293	608,881	7,898,421
Impact of foreign exchange rate changes	(11,011,458)	13,612,646	(23,613,326)
Real estate facilities, ending balance	517,200,342	512,513,507	498,291,980
Accumulated depreciation
Accumulated depreciation, beginning balance	(41,047,473)	(27,645,170)	(15,660,337)
Depreciation expense	(6,614,228)	(12,748,427)	(12,680,596)
Impact of foreign exchange rate changes	756,201	(653,876)	695,763
Accumulated depreciation, ending balance	$ (46,905,500)	$ (41,047,473)	$ (27,645,170)